Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended						6 Months Ended		9 Months Ended
	Jun. 18, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2024		Dec. 31, 2024		Sep. 30, 2025		Jul. 31, 2024
Related Party Transaction [Line Items]
Research and development				$ 22,010,000	[1]	$ 13,581,000	[1]	$ 13,659,000	[1]	$ 31,234,000	[2]	$ 64,580,000	[1]
General and administrative				5,391,000	[3]	1,384,000	[3]	1,896,000	[3]	4,304,000	[4]	13,983,000	[3]
Costs and expenses related party										$ 5,500,000
Percentage of outstanding share on common stock										1.00%
Development expenses										$ 22,000,000
Nomination fee										1,500,000
Amount company patient expenses										2,500,000
Non-refundable milestone payments										12,000,000
Amount of achievement for regulatory milestones										10,000,000
Sale of stock, number of shares issued in transaction			20,000,000
Sale of stock, price per share			$ 0.0001
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Research and development										24,600,000
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
General and administrative										1,000,000
Convertible Debt [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 20,000,000													$ 20,000,000
Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock issued, restricted stock award	86,215	86,215
Related Party
Related Party Transaction [Line Items]
Research and development				5,800,000		13,100,000		13,200,000		24,600,000		17,500,000
General and administrative				$ 200,000		$ 400,000		$ 900,000		1,000,000		$ 200,000
Fairmount Funds Management LLC [Member] | Maximum [Member] | Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Gross proceeds from issuance of convertible preferred stock			$ 100,000							$ 100,000
Jade Biosciences Inc | Related Party
Related Party Transaction [Line Items]
Ownership percentage				5.00%						5.00%		5.00%
Jade Biosciences Inc | Related Party | Fairmount
Related Party Transaction [Line Items]
Ownership percentage				5.00%						5.00%		5.00%
Paragon Therapeutics | Related Party | Fairmount
Related Party Transaction [Line Items]
Ownership percentage				5.00%						5.00%		5.00%

[1]	Includes related party amounts of $5.8 million and $17.5 million for the three and nine months ended September 30, 2025, respectively, and $13.1 million for the three months ended September 30, 2024 and $13.2 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[2]	Includes related party amount of $24.6 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).
[3]	Includes related party amounts of $0.2 million for both the three and nine months ended September 30, 2025, and $0.4 million for the three months ended September 30, 2024 and $0.9 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[4]	Includes related party amount of $1.0 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).